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                                Ambassador Funds
                         211 West Fort Street, Suite 720
                                Detroit, MI 48226



                                November 5, 2002


VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                  RE:      AMBASSADOR FUNDS (THE "REGISTRANT")
                           NO. 333-36796 (1933 ACT)

Dear Sir or Madam:

         Pursuant to Rule 497(j), this letter will certify that the form of Prospectus dated October 31, 2002, that would have been filed under Rule 497(c) under the Securities Act of 1933 by the Registrant would not have differed from that contained in Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, which was electronically filed on October 31, 2002, and became effective on that date. We are filing separately the Registrant's Statement of Additional Information that will be used after the effective date of Post-Effective Amendment No. 4, in the exact form in which is being used. Please contact the undersigned should you have any questions.


                                             Sincerely,


                                             /S/ PAUL R. RENTENBACH
                                             Paul R. Rentenbach
                                             Counsel to the Registrant